Net Loss Per Common Share - Schedule of Anti-dilutive Shares Outstanding (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	17,057,037	13,564,707		14,334,911		12,193,144	7,852,873
Tyme Technologies, Inc. and Subsidiaries [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total			17,608,589		15,692,386
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	7,527,152	6,504,401		6,657,268		5,468,605	4,618,421
Stock options | Tyme Technologies, Inc. and Subsidiaries [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total			14,504,271		12,588,068
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	4,990,156	4,990,156		4,990,156		4,990,156	2,118,094
Warrants | Tyme Technologies, Inc. and Subsidiaries [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total			3,104,318		3,104,318